Segments - Narrative (Details) $ in Billions	3 Months Ended	9 Months Ended
	Jun. 30, 2025 USD ($)	Sep. 30, 2025 $ / bbl
Year 2030 To Year 2040 | Brent Price
Disclosure of operating segments [line items]
Estimated crude oil or gas price (USD/bbl) | $ / bbl		75
Empire Wind 1 (EW1) and South Brooklyn Marine Terminal (SBMT) and Empire Wind 2
Disclosure of operating segments [line items]
Base discount rate applied in value in use calculations	3.00%
Carrying value of the cash generating unit | $	$ 2.3